SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2016
SHARE INCENTIVE PLAN
24.	SHARE INCENTIVE PLAN

Share options

On April 18, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited Share Incentive Plan” (the “Prior Plan”), which permits the grant of share options and shares to its employees and non-employees (the “Participants”). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the “Participants” under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited 2008 Performance Incentive Plan” (the “New Plan”). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1% of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, or (ii) such number of ordinary shares as may be determined by the Company’s board of directors. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company’s shareholders generally. The Prior Plan will expire on April 17, 2018. The New Plan will expire on the tenth anniversary date of August 4, 2008. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest within 4 years of continuous service and have 10-year contractual terms. Share awards generally vest for 1 year.

On May 21, 2013, the Company’s board of directors and compensation committee approved to cancel 400,000 options that were granted to the five directors on December 2, 2008 with an exercise price per share equal to US$0.615. Since these options were fully vested and the corresponding share-based compensation was recognized before the cancellation date, no expense related to such options was recorded in the year ended September 30, 2013.

By the same resolution of the board of directors on May 21, 2013, 720,900 options that were granted to the selected employees on November 17, 2009 with an exercise price per share equal to US$1.87 were cancelled. This cancellation resulted in an immediate recording of the remaining share-based compensation of US$146 in the year ended September 30, 2013.

On November 18, 2014, the Company’s board of directors approved to grant to certain employees 2,800,000 share options for an exercise price per share at US$3.74. These options shall vest subject to a four-year vesting schedule with 25% vesting in each year.

A summary of option activity as of September 30, 2014, 2015 and 2016, and changes during the years ended September 30, 2014, 2015 and 2016 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	1,579,732	US$	0.50	6.37	3,389
Exercised	(1,095,732)	US$	0.45

Outstanding, September 30, 2014	484,000	US$	0.35	5.73	1,528

Granted	2,800,000	US$	3.74	9.14
Exercised	(121,024)	US$	0.15
Forfeited	(599,376)	US$	3.22

Outstanding, September 30, 2015	2,563,600	US$	3.36	8.69	—

Exercised	(456,000)	US$	3.54
Forfeited	(24,000)	US$	3.49

Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Expected to vest, September 30, 2016	1,698,000	US$	3.32	8.14

Exercisable at September 30, 2016	385,600	US$	0.86	4.95	914

A summary of the activities of the share option granted to non-employees as of September 30, 2014, 2015 and 2016, and changes during the years ended September 30, 2014, 2015 and 2016 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	128,200	US$	0.50	4.55	275
Exercised	—

Outstanding, September 30, 2014	128,200	US$	0.35	3.55	405

Exercised	(2,900)	US$	0.18

Outstanding, September 30, 2015	125,300	US$	0.15	2.55	382

Exercised	(68,300)		—

Outstanding, September 30, 2016	57,000		—	1.55	184

Exercisable at September 30, 2016	57,000		—	1.55	184

On November 11, 2015, the Company declared a cash dividend of US$0.225 per ordinary share on its outstanding shares to shareholders as of January 6, 2016. According to the terms of the Prior and New Plan, the exercise price was duly reduced by US$0.225 for all of the outstanding options as of January 6, 2016. The change in exercise price incurred in the year ended September 30, 2016, and therefore was not reflected in the weighted-average exercise price as of September 30, 2015.

The total intrinsic value of options exercised during the years ended September 30, 2014, 2015 and 2016 were US$3,906, US$317, and US$372, respectively. As of September 30, 2016, the unrecognized share-based compensation cost related to share options amounted to approximately US$1,941. This compensation cost is expected to be recognized over a weighted-average vesting period of 2.13 years.

The fair value of options granted on November 18, 2014 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

For the year ended September 30, 2015

Weighted average expected volatility	56%
Risk-free interest rate	2.32%
Weighted average expected dividend yield	2.79%
Weighted average fair value of the underlying ordinary shares	$3.7425 per share
Expected average exercise multiple	1.95 times

Nonvested restricted shares

On December 3, 2014, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$4.53, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2014. This grant resulted in a total share-based compensation of US$566, which was recognized ratably over the requisite service period of one year.

On January 12, 2015, the Company granted 542,372 nonvested restricted shares. These nonvested restricted shares are subject to a four-year vesting period with 25% vesting on the first anniversary of the issuance date and the remaining 75% vesting in six substantially equal semi-annual installments. Before the removal of restriction on the transferability, the holder of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$3.6875, which was determined based the closing price of the Company’s ASDs on NYSE on January 12, 2015. This grant resulted in a total share-based compensation of US$2,000, to be recognized ratably over the requisite service period of four years.

On December 3, 2015, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$3.8125, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2015. This grant resulted in a total share-based compensation of US$477, which was recognized ratably over the requisite service period of one year.

A summary of the nonvested restricted shares activities for the years ended September 30, 2014, 2015 and 2016 is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22	330
Granted	125,000	4.58
Vested	(125,000)	1.22

Nonvested restricted shares outstanding at September 30, 2014	125,000	4.58	438

Granted	667,372	3.85
Vested	(125,000)	4.58

Nonvested restricted shares outstanding at September 30, 2015	667,372	3.85	2,132

Granted	125,000	3.81
Vested	(328,389)	4.01

Nonvested restricted shares outstanding at September 30, 2016	463,983	3.72	1,499

Nonvested restricted shares expected to vest at September 30, 2016	463,983	3.72	1,499

The total fair value of nonvested restricted shares vested during the years ended September 30, 2014, 2015 and 2016 were US$153, US$573 and US$1,316, respectively. The Company recorded share-based compensation expenses of US$503, US$921 and US$992 for the years ended September 30, 2014, 2015 and 2016, respectively. As of September 30, 2016, there was US$1,225 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 2.2 years.

Share-based compensation expense

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2014, 2015 and 2016 are as follows:

	As of September 30,
	2014	2015	2016
	US$	US$	US$
Cost of sales	—	143	162
General and administrative expenses	503	1,566	1,769
Selling expenses	—	74	84

	503	1,783	2,015